Offerings - Offering: 1	Sep. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	2.37
Maximum Aggregate Offering Price	$ 711,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 108.85
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of common stock, par value $0.0001 per share ("Common Stock") which may become issuable under the Aytu BioPharma, Inc. 2023 Equity Incentive Plan, as amended (the "Incentive Plan"), by reason of any stock splits, stock dividends, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. Estimated pursuant to Rule 457(c) and (h) solely for purposes of calculating the registration fee. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low sale prices of the Registrant's Common Stock as reported on The Nasdaq Stock Market LLC on September 17, 2025. Represents 300,000 shares of Common Stock reserved for future issuance under the Incentive Plan.